Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 96,309	$ 305,601
Total current assets	96,309	305,601
Other assets
Prepaid Marketing Expenses (see Note 7)	296,364	296,364
Intangible assets, net	1,513,956	1,541,887
TOTAL ASSETS	1,906,629	2,143,852
Current liabilities
Accounts payable and Accrued Liabilities	12,478	9,089
Loan Payable to Related Party	16,121	16,121
Current Portion of Long-Term Debt	438,739	462,002
Total current liabilities	467,338	487,212
Long-Term Liabilities
Long-term debt, net of current portion	577,359	702,183
Total long-term Liabilities	577,359	702,183
TOTAL LIABILITIES	1,044,697	1,189,395
COMMITMENTS (See Note 7)
STOCKHOLDERS' EQUITY
Preferred Stock Authorized: 5,000,000 preferred shares with a par value of $ 0.001 per share Issued and outstanding: nil preferred shares
Common Stock, Authorized: 250,000,000 common shares with a par value of $ 0.001 per share; 55,800,000 and 55,800,000 Issued and Outstanding as of March 31, 2013 and Dec 31, 2012	55,800	55,800
Additional paid in capital	7,539,661	7,539,661
Accumulated Deficit During the Development State	(6,733,529)	(6,641,004)
TOTAL STOCKHOLDERS' DEFICIT	861,932	954,457
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,906,629	$ 2,143,852